UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Fund

September 30, 2012

1.808776.108

FID-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.7%
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	352,300	$ 32,324
Starbucks Corp.	490,298	24,883
Yum! Brands, Inc.	436,900	28,984
		86,191
Household Durables - 1.6%
D.R. Horton, Inc.	1,815,600	37,474
PulteGroup, Inc. (a)	521,100	8,077
Ryland Group, Inc.	651,000	19,530
Whirlpool Corp.	264,100	21,897
		86,978
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	246,200	62,614
Media - 2.6%
Comcast Corp. Class A	1,732,000	61,954
The Walt Disney Co.	1,023,800	53,524
Virgin Media, Inc. (d)	890,400	26,213
		141,691
Specialty Retail - 2.3%
Home Depot, Inc.	1,319,800	79,676
TJX Companies, Inc.	918,900	41,158
		120,834
Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp.	143,873	21,758
TOTAL CONSUMER DISCRETIONARY		520,066
CONSUMER STAPLES - 9.8%
Beverages - 3.1%
Beam, Inc.	169,300	9,742
Dr Pepper Snapple Group, Inc.	351,600	15,657
Grupo Modelo SAB de CV Series C	2,373,700	21,397
The Coca-Cola Co.	3,106,000	117,811
		164,607
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	926,700	44,871
Wal-Mart Stores, Inc.	1,223,600	90,302
		135,173
Food Products - 1.0%
Kraft Foods, Inc. Class A	1,323,400	54,723
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.6%
Colgate-Palmolive Co.	230,400	$ 24,703
Kimberly-Clark Corp.	70,000	6,005
		30,708
Tobacco - 2.6%
British American Tobacco PLC (United Kingdom)	403,900	20,754
Japan Tobacco, Inc.	524,000	15,725
Lorillard, Inc.	156,000	18,166
Philip Morris International, Inc.	947,900	85,254
		139,899
TOTAL CONSUMER STAPLES		525,110
ENERGY - 11.5%
Energy Equipment & Services - 1.4%
Ocean Rig UDW, Inc. (United States)	998,710	16,289
Schlumberger Ltd.	640,300	46,313
Seadrill Ltd.	301,400	11,821
		74,423
Oil, Gas & Consumable Fuels - 10.1%
Anadarko Petroleum Corp.	310,700	21,724
Cheniere Energy, Inc. (a)	439,100	6,828
Chevron Corp.	1,401,200	163,324
EV Energy Partners LP	259,500	16,120
Exxon Mobil Corp.	1,174,700	107,426
Golar LNG Ltd. (NASDAQ)	329,000	12,696
Hess Corp.	221,800	11,915
HollyFrontier Corp.	298,400	12,315
InterOil Corp. (a)(d)	269,900	20,852
Marathon Petroleum Corp.	673,800	36,783
Occidental Petroleum Corp.	470,700	40,508
Phillips 66	257,000	11,917
The Williams Companies, Inc.	1,197,000	41,859
Valero Energy Corp.	739,800	23,437
WPX Energy, Inc.	755,300	12,530
		540,234
TOTAL ENERGY		614,657
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 14.6%
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	187,100	$ 21,270
Morgan Stanley	2,573,700	43,084
T. Rowe Price Group, Inc.	280,200	17,737
		82,091
Commercial Banks - 5.7%
CIT Group, Inc. (a)	177,541	6,993
M&T Bank Corp.	290,200	27,615
SunTrust Banks, Inc.	1,190,300	33,650
U.S. Bancorp	2,611,000	89,557
Wells Fargo & Co.	3,883,767	134,106
Zions Bancorporation	666,551	13,768
		305,689
Consumer Finance - 1.6%
American Express Co.	567,092	32,245
Discover Financial Services	1,323,400	52,579
		84,824
Diversified Financial Services - 3.3%
Bank of America Corp.	3,933,400	34,732
Citigroup, Inc.	1,667,610	54,564
JPMorgan Chase & Co.	2,121,900	85,895
		175,191
Insurance - 1.5%
American International Group, Inc. (a)	250,000	8,198
Berkshire Hathaway, Inc. Class B (a)	592,400	52,250
The Chubb Corp.	225,100	17,171
		77,619
Real Estate Investment Trusts - 1.0%
American Tower Corp.	603,300	43,070
Public Storage	87,900	12,233
		55,303
TOTAL FINANCIALS		780,717
HEALTH CARE - 13.3%
Biotechnology - 5.1%
Acorda Therapeutics, Inc. (a)	551,237	14,117
Amgen, Inc.	1,164,700	98,208
Biogen Idec, Inc. (a)	389,600	58,140
BioMarin Pharmaceutical, Inc. (a)	356,400	14,352
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	457,400	$ 30,339
Grifols SA ADR	316,700	7,230
Theravance, Inc. (a)	710,200	18,401
Vertex Pharmaceuticals, Inc. (a)	588,500	32,927
		273,714
Health Care Equipment & Supplies - 0.5%
Covidien PLC	446,500	26,531
Health Care Providers & Services - 1.5%
Brookdale Senior Living, Inc. (a)	838,400	19,468
Henry Schein, Inc. (a)	351,300	27,848
Humana, Inc.	117,700	8,257
Qualicorp SA (a)	281,000	2,745
UnitedHealth Group, Inc.	330,700	18,324
		76,642
Pharmaceuticals - 6.2%
Allergan, Inc.	445,200	40,771
AVANIR Pharmaceuticals Class A (a)(d)	1,337,500	4,280
Elan Corp. PLC sponsored ADR (a)	1,648,296	17,670
Eli Lilly & Co.	984,300	46,666
Merck & Co., Inc.	1,941,100	87,544
Perrigo Co.	213,300	24,779
Pfizer, Inc.	4,479,400	111,313
		333,023
TOTAL HEALTH CARE		709,910
INDUSTRIALS - 7.1%
Aerospace & Defense - 0.9%
Raytheon Co.	232,600	13,295
Textron, Inc.	1,385,800	36,266
		49,561
Building Products - 1.2%
Armstrong World Industries, Inc.	948,400	43,977
Owens Corning (a)	560,900	18,768
		62,745
Industrial Conglomerates - 3.1%
Danaher Corp.	443,800	24,476
General Electric Co.	6,275,700	142,521
		166,997
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.4%
Cummins, Inc.	199,400	$ 18,387
Marine - 0.1%
DryShips, Inc. (a)(d)	2,161,600	5,058
Road & Rail - 1.4%
Union Pacific Corp.	643,300	76,360
TOTAL INDUSTRIALS		379,108
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 2.6%
Motorola Solutions, Inc.	1,274,000	64,401
QUALCOMM, Inc.	1,180,800	73,788
		138,189
Computers & Peripherals - 7.6%
Apple, Inc.	605,600	404,088
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	972,738	57,275
Internet Software & Services - 4.9%
eBay, Inc. (a)	1,731,900	83,841
Facebook, Inc. Class B (a)(e)	260,071	5,067
Google, Inc. Class A (a)	211,800	159,803
LinkedIn Corp. (a)	115,700	13,930
		262,641
IT Services - 1.8%
Cognizant Technology Solutions Corp. Class A (a)	323,100	22,591
Fidelity National Information Services, Inc.	260,700	8,139
IBM Corp.	312,000	64,724
		95,454
Semiconductors & Semiconductor Equipment - 1.9%
Altera Corp.	737,300	25,057
ASML Holding NV	555,100	29,798
NXP Semiconductors NV (a)	663,500	16,594
Samsung Electronics Co. Ltd.	25,968	31,385
		102,834
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.9%
Citrix Systems, Inc. (a)	289,900	$ 22,198
Microsoft Corp.	858,800	25,575
		47,773
TOTAL INFORMATION TECHNOLOGY		1,108,254
MATERIALS - 3.9%
Chemicals - 2.6%
Eastman Chemical Co.	541,100	30,848
LyondellBasell Industries NV Class A	200,000	10,332
Monsanto Co.	594,900	54,148
Sherwin-Williams Co.	120,600	17,959
W.R. Grace & Co. (a)	448,100	26,474
		139,761
Construction Materials - 0.3%
Lafarge SA (Bearer)	244,700	13,179
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc.	394,000	15,595
Goldcorp, Inc.	582,700	26,755
Newmont Mining Corp.	206,000	11,538
		53,888
TOTAL MATERIALS		206,828
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.0%
CenturyLink, Inc.	657,100	26,547
Iliad SA	120,165	19,565
Verizon Communications, Inc.	1,328,800	60,553
		106,665
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	4,093,200	22,594
Vodafone Group PLC sponsored ADR	1,126,300	32,094
		54,688
TOTAL TELECOMMUNICATION SERVICES		161,353
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.7%
Electric Utilities - 1.7%
Edison International	671,400	$ 30,676
NextEra Energy, Inc.	478,700	33,667
PPL Corp.	597,000	17,343
Southern Co.	141,300	6,513
		88,199
Gas Utilities - 0.5%
ONEOK, Inc.	603,300	29,145
Multi-Utilities - 0.5%
Sempra Energy	393,200	25,357
TOTAL UTILITIES		142,701
TOTAL COMMON STOCKS (Cost $4,363,293)		5,148,704
Convertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $5,280)	105,600	5,924
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.17% (b)	41,128,232	41,128
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	34,594,672	34,595
TOTAL MONEY MARKET FUNDS (Cost $75,723)		75,723
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $4,444,296)		5,230,351
NET OTHER ASSETS (LIABILITIES) - 2.1%		113,373
NET ASSETS - 100%		$ 5,343,724
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,067,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 6,504
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 54
Fidelity Securities Lending Cash Central Fund	235
Total	$ 289
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 520,066	$ 520,066	$ -	$ -
Consumer Staples	525,110	504,356	20,754	-
Energy	614,657	614,657	-	-
Financials	780,717	780,717	-	-
Health Care	709,910	709,910	-	-
Industrials	385,032	385,032	-	-
Information Technology	1,108,254	1,103,187	5,067	-
Materials	206,828	206,828	-	-
Telecommunication Services	161,353	161,353	-	-
Utilities	142,701	142,701	-	-
Money Market Funds	75,723	75,723	-	-
Total Investments in Securities:	$ 5,230,351	$ 5,204,530	$ 25,821	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 71,748
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $4,476,177,000. Net unrealized appreciation aggregated $754,174,000, of which $843,779,000 related to appreciated investment securities and $89,605,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fifty

September 30, 2012

1.808769.108

FIF-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Household Durables - 1.6%
PulteGroup, Inc. (a)	718,000	$ 11,129,000
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	29,000	7,375,280
Media - 3.2%
Comcast Corp. Class A	375,900	13,445,943
Discovery Communications, Inc. (a)	122,000	7,274,860
Sirius XM Radio, Inc. (a)	499,000	1,297,400
		22,018,203
Specialty Retail - 7.4%
Cabela's, Inc. Class A (a)	271,800	14,862,024
PetSmart, Inc.	41,000	2,828,180
TJX Companies, Inc.	730,000	32,696,700
		50,386,904
Textiles, Apparel & Luxury Goods - 0.7%
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	78,100	4,360,323
TOTAL CONSUMER DISCRETIONARY		95,269,710
CONSUMER STAPLES - 6.0%
Beverages - 2.8%
Anheuser-Busch InBev SA NV	147,000	12,575,654
Constellation Brands, Inc. Class A (sub. vtg.) (a)	205,000	6,631,750
		19,207,404
Food & Staples Retailing - 1.9%
Wal-Mart Stores, Inc.	181,000	13,357,800
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	34,200	2,105,694
Tobacco - 1.0%
Altria Group, Inc.	199,800	6,671,322
TOTAL CONSUMER STAPLES		41,342,220
ENERGY - 13.8%
Energy Equipment & Services - 1.7%
Cameron International Corp. (a)	199,000	11,157,930
Oil, Gas & Consumable Fuels - 12.1%
Cabot Oil & Gas Corp.	275,000	12,347,500
Chevron Corp.	122,000	14,220,320
EOG Resources, Inc.	59,000	6,610,950
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	155,899	$ 14,453,396
Phillips 66	342,000	15,858,540
Pioneer Natural Resources Co.	184,500	19,261,800
		82,752,506
TOTAL ENERGY		93,910,436
FINANCIALS - 15.3%
Commercial Banks - 6.9%
Fifth Third Bancorp	223,000	3,458,730
Wells Fargo & Co.	1,270,000	43,853,100
		47,311,830
Consumer Finance - 2.9%
Discover Financial Services	505,500	20,083,515
Diversified Financial Services - 2.0%
Citigroup, Inc.	417,000	13,644,240
Insurance - 1.5%
Berkshire Hathaway, Inc. Class B (a)	115,000	10,143,000
Real Estate Investment Trusts - 2.0%
American Tower Corp.	189,000	13,492,710
TOTAL FINANCIALS		104,675,295
HEALTH CARE - 14.3%
Biotechnology - 10.9%
Amgen, Inc.	262,000	22,091,840
Biogen Idec, Inc. (a)	153,600	22,921,728
Gilead Sciences, Inc. (a)	317,000	21,026,610
Onyx Pharmaceuticals, Inc. (a)	97,000	8,196,500
		74,236,678
Health Care Providers & Services - 0.4%
Catamaran Corp. (a)	28,000	2,744,177
Pharmaceuticals - 3.0%
Abbott Laboratories	94,000	6,444,640
Merck & Co., Inc.	183,000	8,253,300
Pfizer, Inc.	248,000	6,162,800
		20,860,740
TOTAL HEALTH CARE		97,841,595
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 9.0%
Industrial Conglomerates - 5.1%
General Electric Co.	1,515,000	$ 34,405,650
Road & Rail - 3.9%
J.B. Hunt Transport Services, Inc.	119,000	6,192,760
Kansas City Southern	164,800	12,488,544
Union Pacific Corp.	69,000	8,190,300
		26,871,604
TOTAL INDUSTRIALS		61,277,254
INFORMATION TECHNOLOGY - 22.3%
Computers & Peripherals - 5.0%
Apple, Inc.	51,226	34,181,061
Internet Software & Services - 6.8%
eBay, Inc. (a)	410,700	19,881,987
Google, Inc. Class A (a)	34,800	26,256,600
		46,138,587
IT Services - 7.7%
Accenture PLC Class A	53,000	3,711,590
MasterCard, Inc. Class A	107,500	48,534,099
		52,245,689
Software - 2.8%
Citrix Systems, Inc. (a)	11,800	903,526
salesforce.com, Inc. (a)	121,600	18,567,104
		19,470,630
TOTAL INFORMATION TECHNOLOGY		152,035,967
MATERIALS - 1.2%
Chemicals - 1.2%
Sherwin-Williams Co.	55,000	8,190,050
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	69,800	2,631,460
Wireless Telecommunication Services - 1.1%
Sprint Nextel Corp. (a)	1,389,000	7,667,280
TOTAL TELECOMMUNICATION SERVICES		10,298,740
Common Stocks - continued
	Shares	Value
UTILITIES - 1.2%
Multi-Utilities - 1.2%
Sempra Energy	123,000	$ 7,932,270
TOTAL COMMON STOCKS (Cost $600,915,136)		672,773,537
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.17% (b)	1,594,907	1,594,907
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	3,887,275	3,887,275
TOTAL MONEY MARKET FUNDS (Cost $5,482,182)		5,482,182
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $606,397,318)		678,255,719
NET OTHER ASSETS (LIABILITIES) - 0.6%		4,131,238
NET ASSETS - 100%		$ 682,386,957
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 988
Fidelity Securities Lending Cash Central Fund	2,118
Total	$ 3,106
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 95,269,710	$ 95,269,710	$ -	$ -
Consumer Staples	41,342,220	28,766,566	12,575,654	-
Energy	93,910,436	93,910,436	-	-
Financials	104,675,295	104,675,295	-	-
Health Care	97,841,595	97,841,595	-	-
Industrials	61,277,254	61,277,254	-	-
Information Technology	152,035,967	152,035,967	-	-
Materials	8,190,050	8,190,050	-	-
Telecommunication Services	10,298,740	10,298,740	-	-
Utilities	7,932,270	7,932,270	-	-
Money Market Funds	5,482,182	5,482,182	-	-
Total Investments in Securities:	$ 678,255,719	$ 665,680,065	$ 12,575,654	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $610,726,838. Net unrealized appreciation aggregated $67,528,881, of which $72,940,936 related to appreciated investment securities and $5,412,055 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mega Cap Stock Fund

September 30, 2012

1.808770.108

GII-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.4%
Johnson Controls, Inc.	305,100	$ 8,359,740
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	97,079	7,099,600
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.	161,900	14,854,325
Yum! Brands, Inc.	42,900	2,845,986
		17,700,311
Internet & Catalog Retail - 0.2%
Priceline.com, Inc. (a)	5,100	3,155,523
Media - 6.4%
Comcast Corp. Class A (special) (non-vtg.)	1,298,700	45,194,760
News Corp. Class A	283,900	6,964,067
The Walt Disney Co.	316,600	16,551,848
Thomson Reuters Corp.	128,900	3,726,313
Time Warner Cable, Inc.	76,700	7,291,102
Time Warner, Inc.	770,600	34,931,298
Viacom, Inc. Class B (non-vtg.)	241,800	12,958,062
		127,617,450
Multiline Retail - 1.4%
Target Corp.	441,700	28,034,699
Specialty Retail - 2.3%
Home Depot, Inc.	181,800	10,975,266
Lowe's Companies, Inc.	1,149,600	34,763,904
		45,739,170
TOTAL CONSUMER DISCRETIONARY		237,706,493
CONSUMER STAPLES - 10.6%
Beverages - 2.7%
PepsiCo, Inc.	345,100	24,422,727
The Coca-Cola Co.	766,900	29,088,517
		53,511,244
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	305,400	14,787,468
Walgreen Co.	810,000	29,516,400
		44,303,868
Food Products - 0.8%
Kellogg Co.	297,500	15,368,850
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 3.6%
Colgate-Palmolive Co.	43,300	$ 4,642,626
Kimberly-Clark Corp.	253,300	21,728,074
Procter & Gamble Co.	646,200	44,820,432
		71,191,132
Personal Products - 0.1%
L'Oreal SA	15,200	1,880,223
Tobacco - 1.2%
British American Tobacco PLC sponsored ADR	166,200	17,058,768
Philip Morris International, Inc.	70,530	6,343,468
		23,402,236
TOTAL CONSUMER STAPLES		209,657,553
ENERGY - 13.6%
Energy Equipment & Services - 2.2%
Halliburton Co.	547,400	18,441,906
National Oilwell Varco, Inc.	101,300	8,115,143
Schlumberger Ltd.	244,700	17,699,151
		44,256,200
Oil, Gas & Consumable Fuels - 11.4%
Apache Corp.	160,305	13,861,573
BP PLC sponsored ADR	231,900	9,823,284
Canadian Natural Resources Ltd.	270,400	8,342,215
Chevron Corp.	506,200	59,002,672
Exxon Mobil Corp.	662,871	60,619,553
Occidental Petroleum Corp.	243,000	20,912,580
Royal Dutch Shell PLC Class A sponsored ADR	334,706	23,231,943
Suncor Energy, Inc.	604,000	19,869,149
The Williams Companies, Inc.	281,000	9,826,570
		225,489,539
TOTAL ENERGY		269,745,739
FINANCIALS - 16.1%
Capital Markets - 2.7%
BlackRock, Inc. Class A	37,000	6,597,100
Charles Schwab Corp.	1,321,200	16,898,148
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	75,900	$ 8,628,312
Morgan Stanley	1,234,400	20,663,856
		52,787,416
Commercial Banks - 5.0%
BB&T Corp.	137,800	4,569,448
Standard Chartered PLC (United Kingdom)	129,782	2,934,008
U.S. Bancorp	608,900	20,885,270
Wells Fargo & Co.	2,052,730	70,880,767
		99,269,493
Diversified Financial Services - 7.1%
Bank of America Corp.	1,715,000	15,143,450
Citigroup, Inc.	1,109,870	36,314,946
CME Group, Inc.	168,600	9,660,780
JPMorgan Chase & Co.	1,988,300	80,486,384
		141,605,560
Insurance - 1.3%
AFLAC, Inc.	66,300	3,174,444
MetLife, Inc.	576,600	19,869,636
Prudential Financial, Inc.	43,800	2,387,538
		25,431,618
TOTAL FINANCIALS		319,094,087
HEALTH CARE - 12.3%
Biotechnology - 0.9%
Amgen, Inc.	215,690	18,186,981
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	134,100	8,080,866
Health Care Providers & Services - 3.2%
Aetna, Inc.	308,600	12,220,560
Cardinal Health, Inc.	46,600	1,816,002
McKesson Corp.	254,400	21,886,032
UnitedHealth Group, Inc.	124,800	6,915,168
WellPoint, Inc.	363,300	21,075,033
		63,912,795
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	124,900	7,347,867
Pharmaceuticals - 7.4%
Abbott Laboratories	290,200	19,896,112
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Eli Lilly & Co.	296,400	$ 14,052,324
GlaxoSmithKline PLC sponsored ADR	173,200	8,008,768
Johnson & Johnson	552,800	38,093,448
Merck & Co., Inc.	923,800	41,663,380
Pfizer, Inc.	1,000,600	24,864,910
		146,578,942
TOTAL HEALTH CARE		244,107,451
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	162,400	9,703,400
Raytheon Co.	177,700	10,157,332
The Boeing Co.	179,000	12,461,980
United Technologies Corp.	205,400	16,080,766
		48,403,478
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	284,100	20,333,037
Electrical Equipment - 0.4%
Emerson Electric Co.	154,200	7,443,234
Industrial Conglomerates - 3.9%
Danaher Corp.	191,000	10,533,650
General Electric Co.	2,650,800	60,199,668
Tyco International Ltd.	124,100	6,981,866
		77,715,184
Machinery - 0.6%
Cummins, Inc.	31,900	2,941,499
Illinois Tool Works, Inc.	140,900	8,379,323
		11,320,822
Road & Rail - 0.3%
Union Pacific Corp.	41,200	4,890,440
TOTAL INDUSTRIALS		170,106,195
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,493,100	28,503,279
QUALCOMM, Inc.	294,300	18,390,807
		46,894,086
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 7.3%
Apple, Inc.	188,501	$ 125,779,179
EMC Corp. (a)	531,400	14,491,278
Hewlett-Packard Co.	314,800	5,370,488
		145,640,945
Electronic Equipment & Components - 0.2%
Corning, Inc.	300,100	3,946,315
Internet Software & Services - 2.9%
Facebook, Inc. Class A	71,500	1,547,975
Google, Inc. Class A (a)	73,550	55,493,475
		57,041,450
IT Services - 4.1%
Accenture PLC Class A	40,900	2,864,227
Cognizant Technology Solutions Corp. Class A (a)	219,700	15,361,424
IBM Corp.	87,100	18,068,895
MasterCard, Inc. Class A	58,700	26,501,876
Visa, Inc. Class A	138,700	18,624,636
		81,421,058
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp. Class A	189,400	6,549,452
Software - 4.2%
Adobe Systems, Inc. (a)	30,300	983,538
Microsoft Corp.	1,724,300	51,349,654
Oracle Corp.	693,300	21,832,017
salesforce.com, Inc. (a)	32,200	4,916,618
VMware, Inc. Class A (a)	41,500	4,014,710
		83,096,537
TOTAL INFORMATION TECHNOLOGY		424,589,843
MATERIALS - 1.3%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	64,000	5,292,800
The Dow Chemical Co.	129,200	3,741,632
E.I. du Pont de Nemours & Co.	175,500	8,822,385
Syngenta AG (Switzerland)	24,700	9,239,835
		27,096,652
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	175,600	$ 8,002,092
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC sponsored ADR	520,000	14,817,400
TOTAL TELECOMMUNICATION SERVICES		22,819,492
UTILITIES - 1.1%
Electric Utilities - 0.9%
Duke Energy Corp.	45,499	2,948,335
FirstEnergy Corp.	246,400	10,866,240
NextEra Energy, Inc.	60,400	4,247,932
		18,062,507
Multi-Utilities - 0.2%
PG&E Corp.	89,500	3,818,965
TOTAL UTILITIES		21,881,472
TOTAL COMMON STOCKS (Cost $1,744,356,451)		1,946,804,977
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	32,400	1,817,640
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Volkswagen AG	63,400	11,564,974
TOTAL PREFERRED STOCKS (Cost $12,211,191)		13,382,614
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b) (Cost $26,691,188)	26,691,188	$ 26,691,188
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,783,258,830)		1,986,878,779
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,642,441)
NET ASSETS - 100%		$ 1,984,236,338
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,313
Fidelity Securities Lending Cash Central Fund	6,089
Total	$ 18,402
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 249,271,467	$ 249,271,467	$ -	$ -
Consumer Staples	209,657,553	209,657,553	-	-
Energy	269,745,739	269,745,739	-	-
Financials	319,094,087	319,094,087	-	-
Health Care	244,107,451	244,107,451	-	-
Industrials	171,923,835	171,923,835	-	-
Information Technology	424,589,843	424,589,843	-	-
Materials	27,096,652	17,856,817	9,239,835	-
Telecommunication Services	22,819,492	22,819,492	-	-
Utilities	21,881,472	21,881,472	-	-
Money Market Funds	26,691,188	26,691,188	-	-
Total Investments in Securities:	$ 1,986,878,779	$ 1,977,638,944	$ 9,239,835	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $1,791,011,808. Net unrealized appreciation aggregated $195,866,971, of which $242,026,670 related to appreciated investment securities and $46,159,699 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Mega Cap
Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2012

Class A, Class T, Class B, Class C and
Institutional Class are classes of
Fidelity® Mega Cap Stock Fund

1.864816.104

AGII-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.4%
Johnson Controls, Inc.	305,100	$ 8,359,740
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	97,079	7,099,600
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.	161,900	14,854,325
Yum! Brands, Inc.	42,900	2,845,986
		17,700,311
Internet & Catalog Retail - 0.2%
Priceline.com, Inc. (a)	5,100	3,155,523
Media - 6.4%
Comcast Corp. Class A (special) (non-vtg.)	1,298,700	45,194,760
News Corp. Class A	283,900	6,964,067
The Walt Disney Co.	316,600	16,551,848
Thomson Reuters Corp.	128,900	3,726,313
Time Warner Cable, Inc.	76,700	7,291,102
Time Warner, Inc.	770,600	34,931,298
Viacom, Inc. Class B (non-vtg.)	241,800	12,958,062
		127,617,450
Multiline Retail - 1.4%
Target Corp.	441,700	28,034,699
Specialty Retail - 2.3%
Home Depot, Inc.	181,800	10,975,266
Lowe's Companies, Inc.	1,149,600	34,763,904
		45,739,170
TOTAL CONSUMER DISCRETIONARY		237,706,493
CONSUMER STAPLES - 10.6%
Beverages - 2.7%
PepsiCo, Inc.	345,100	24,422,727
The Coca-Cola Co.	766,900	29,088,517
		53,511,244
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	305,400	14,787,468
Walgreen Co.	810,000	29,516,400
		44,303,868
Food Products - 0.8%
Kellogg Co.	297,500	15,368,850
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 3.6%
Colgate-Palmolive Co.	43,300	$ 4,642,626
Kimberly-Clark Corp.	253,300	21,728,074
Procter & Gamble Co.	646,200	44,820,432
		71,191,132
Personal Products - 0.1%
L'Oreal SA	15,200	1,880,223
Tobacco - 1.2%
British American Tobacco PLC sponsored ADR	166,200	17,058,768
Philip Morris International, Inc.	70,530	6,343,468
		23,402,236
TOTAL CONSUMER STAPLES		209,657,553
ENERGY - 13.6%
Energy Equipment & Services - 2.2%
Halliburton Co.	547,400	18,441,906
National Oilwell Varco, Inc.	101,300	8,115,143
Schlumberger Ltd.	244,700	17,699,151
		44,256,200
Oil, Gas & Consumable Fuels - 11.4%
Apache Corp.	160,305	13,861,573
BP PLC sponsored ADR	231,900	9,823,284
Canadian Natural Resources Ltd.	270,400	8,342,215
Chevron Corp.	506,200	59,002,672
Exxon Mobil Corp.	662,871	60,619,553
Occidental Petroleum Corp.	243,000	20,912,580
Royal Dutch Shell PLC Class A sponsored ADR	334,706	23,231,943
Suncor Energy, Inc.	604,000	19,869,149
The Williams Companies, Inc.	281,000	9,826,570
		225,489,539
TOTAL ENERGY		269,745,739
FINANCIALS - 16.1%
Capital Markets - 2.7%
BlackRock, Inc. Class A	37,000	6,597,100
Charles Schwab Corp.	1,321,200	16,898,148
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	75,900	$ 8,628,312
Morgan Stanley	1,234,400	20,663,856
		52,787,416
Commercial Banks - 5.0%
BB&T Corp.	137,800	4,569,448
Standard Chartered PLC (United Kingdom)	129,782	2,934,008
U.S. Bancorp	608,900	20,885,270
Wells Fargo & Co.	2,052,730	70,880,767
		99,269,493
Diversified Financial Services - 7.1%
Bank of America Corp.	1,715,000	15,143,450
Citigroup, Inc.	1,109,870	36,314,946
CME Group, Inc.	168,600	9,660,780
JPMorgan Chase & Co.	1,988,300	80,486,384
		141,605,560
Insurance - 1.3%
AFLAC, Inc.	66,300	3,174,444
MetLife, Inc.	576,600	19,869,636
Prudential Financial, Inc.	43,800	2,387,538
		25,431,618
TOTAL FINANCIALS		319,094,087
HEALTH CARE - 12.3%
Biotechnology - 0.9%
Amgen, Inc.	215,690	18,186,981
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	134,100	8,080,866
Health Care Providers & Services - 3.2%
Aetna, Inc.	308,600	12,220,560
Cardinal Health, Inc.	46,600	1,816,002
McKesson Corp.	254,400	21,886,032
UnitedHealth Group, Inc.	124,800	6,915,168
WellPoint, Inc.	363,300	21,075,033
		63,912,795
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	124,900	7,347,867
Pharmaceuticals - 7.4%
Abbott Laboratories	290,200	19,896,112
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Eli Lilly & Co.	296,400	$ 14,052,324
GlaxoSmithKline PLC sponsored ADR	173,200	8,008,768
Johnson & Johnson	552,800	38,093,448
Merck & Co., Inc.	923,800	41,663,380
Pfizer, Inc.	1,000,600	24,864,910
		146,578,942
TOTAL HEALTH CARE		244,107,451
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	162,400	9,703,400
Raytheon Co.	177,700	10,157,332
The Boeing Co.	179,000	12,461,980
United Technologies Corp.	205,400	16,080,766
		48,403,478
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	284,100	20,333,037
Electrical Equipment - 0.4%
Emerson Electric Co.	154,200	7,443,234
Industrial Conglomerates - 3.9%
Danaher Corp.	191,000	10,533,650
General Electric Co.	2,650,800	60,199,668
Tyco International Ltd.	124,100	6,981,866
		77,715,184
Machinery - 0.6%
Cummins, Inc.	31,900	2,941,499
Illinois Tool Works, Inc.	140,900	8,379,323
		11,320,822
Road & Rail - 0.3%
Union Pacific Corp.	41,200	4,890,440
TOTAL INDUSTRIALS		170,106,195
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,493,100	28,503,279
QUALCOMM, Inc.	294,300	18,390,807
		46,894,086
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 7.3%
Apple, Inc.	188,501	$ 125,779,179
EMC Corp. (a)	531,400	14,491,278
Hewlett-Packard Co.	314,800	5,370,488
		145,640,945
Electronic Equipment & Components - 0.2%
Corning, Inc.	300,100	3,946,315
Internet Software & Services - 2.9%
Facebook, Inc. Class A	71,500	1,547,975
Google, Inc. Class A (a)	73,550	55,493,475
		57,041,450
IT Services - 4.1%
Accenture PLC Class A	40,900	2,864,227
Cognizant Technology Solutions Corp. Class A (a)	219,700	15,361,424
IBM Corp.	87,100	18,068,895
MasterCard, Inc. Class A	58,700	26,501,876
Visa, Inc. Class A	138,700	18,624,636
		81,421,058
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp. Class A	189,400	6,549,452
Software - 4.2%
Adobe Systems, Inc. (a)	30,300	983,538
Microsoft Corp.	1,724,300	51,349,654
Oracle Corp.	693,300	21,832,017
salesforce.com, Inc. (a)	32,200	4,916,618
VMware, Inc. Class A (a)	41,500	4,014,710
		83,096,537
TOTAL INFORMATION TECHNOLOGY		424,589,843
MATERIALS - 1.3%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	64,000	5,292,800
The Dow Chemical Co.	129,200	3,741,632
E.I. du Pont de Nemours & Co.	175,500	8,822,385
Syngenta AG (Switzerland)	24,700	9,239,835
		27,096,652
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	175,600	$ 8,002,092
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC sponsored ADR	520,000	14,817,400
TOTAL TELECOMMUNICATION SERVICES		22,819,492
UTILITIES - 1.1%
Electric Utilities - 0.9%
Duke Energy Corp.	45,499	2,948,335
FirstEnergy Corp.	246,400	10,866,240
NextEra Energy, Inc.	60,400	4,247,932
		18,062,507
Multi-Utilities - 0.2%
PG&E Corp.	89,500	3,818,965
TOTAL UTILITIES		21,881,472
TOTAL COMMON STOCKS (Cost $1,744,356,451)		1,946,804,977
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	32,400	1,817,640
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Volkswagen AG	63,400	11,564,974
TOTAL PREFERRED STOCKS (Cost $12,211,191)		13,382,614
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b) (Cost $26,691,188)	26,691,188	$ 26,691,188
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,783,258,830)		1,986,878,779
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,642,441)
NET ASSETS - 100%		$ 1,984,236,338
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,313
Fidelity Securities Lending Cash Central Fund	6,089
Total	$ 18,402
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 249,271,467	$ 249,271,467	$ -	$ -
Consumer Staples	209,657,553	209,657,553	-	-
Energy	269,745,739	269,745,739	-	-
Financials	319,094,087	319,094,087	-	-
Health Care	244,107,451	244,107,451	-	-
Industrials	171,923,835	171,923,835	-	-
Information Technology	424,589,843	424,589,843	-	-
Materials	27,096,652	17,856,817	9,239,835	-
Telecommunication Services	22,819,492	22,819,492	-	-
Utilities	21,881,472	21,881,472	-	-
Money Market Funds	26,691,188	26,691,188	-	-
Total Investments in Securities:	$ 1,986,878,779	$ 1,977,638,944	$ 9,239,835	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $1,791,011,808. Net unrealized appreciation aggregated $195,866,971, of which $242,026,670 related to appreciated investment securities and $46,159,699 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Discovery Fund

September 30, 2012

1.808775.108

CII-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.8%
Automobiles - 2.2%
Harley-Davidson, Inc.	434,561	$ 18,412
Tesla Motors, Inc. (a)(d)	133,392	3,906
		22,318
Diversified Consumer Services - 0.9%
Anhanguera Educacional Participacoes SA	309,700	5,148
Kroton Educacional SA unit (a)	252,300	4,319
		9,467
Hotels, Restaurants & Leisure - 3.9%
Arcos Dorados Holdings, Inc.	153,100	2,362
Chipotle Mexican Grill, Inc. (a)	10,913	3,465
Dunkin' Brands Group, Inc. (d)	132,569	3,870
McDonald's Corp.	97,070	8,906
Panera Bread Co. Class A (a)	21,504	3,675
Sonic Corp. (a)	121,800	1,251
Starbucks Corp.	225,126	11,425
Yum! Brands, Inc.	61,240	4,063
		39,017
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	37,086	2,968
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	48,308	12,286
Media - 1.6%
Comcast Corp. Class A (special) (non-vtg.)	175,821	6,119
Discovery Communications, Inc. Class C (non-vtg.) (a)	112,550	6,307
Pandora Media, Inc. (a)	172,700	1,891
The Walt Disney Co.	31,556	1,650
		15,967
Multiline Retail - 1.3%
Dollarama, Inc.	184,190	11,757
Dollarama, Inc. (e)	25,900	1,653
		13,410
Specialty Retail - 5.7%
Bed Bath & Beyond, Inc. (a)	32,927	2,074
Dick's Sporting Goods, Inc.	21,300	1,104
GNC Holdings, Inc.	260,291	10,144
Home Depot, Inc.	269,150	16,249
PetSmart, Inc.	56,341	3,886
Ross Stores, Inc.	135,966	8,783
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	164,018	$ 7,346
Vitamin Shoppe, Inc. (a)	132,705	7,739
		57,325
Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, Inc. (a)	31,400	2,322
Michael Kors Holdings Ltd.	24,500	1,303
NIKE, Inc. Class B	40,263	3,821
		7,446
TOTAL CONSUMER DISCRETIONARY		180,204
CONSUMER STAPLES - 11.6%
Beverages - 3.3%
Anheuser-Busch InBev SA NV ADR	59,411	5,104
Monster Beverage Corp. (a)	55,743	3,019
SABMiller PLC	128,500	5,644
The Coca-Cola Co.	529,960	20,101
		33,868
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	31,900	3,194
Wal-Mart Stores, Inc.	101,800	7,513
Whole Foods Market, Inc.	65,965	6,425
		17,132
Food Products - 1.7%
Green Mountain Coffee Roasters, Inc. (a)(d)	359,172	8,530
The Hershey Co.	110,477	7,832
Want Want China Holdings Ltd.	659,000	841
		17,203
Household Products - 1.4%
Colgate-Palmolive Co.	133,003	14,261
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	25,068	1,543
Herbalife Ltd.	207,929	9,856
		11,399
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 2.4%
British American Tobacco PLC sponsored ADR	88,300	$ 9,063
Philip Morris International, Inc.	167,700	15,083
		24,146
TOTAL CONSUMER STAPLES		118,009
ENERGY - 7.5%
Energy Equipment & Services - 3.5%
Cameron International Corp. (a)	121,300	6,801
Dresser-Rand Group, Inc. (a)	90,105	4,966
National Oilwell Varco, Inc.	159,700	12,794
Oceaneering International, Inc.	111,349	6,152
Poseidon Concepts Corp. (d)	349,300	5,191
		35,904
Oil, Gas & Consumable Fuels - 4.0%
Atlas Pipeline Partners, LP	125,163	4,268
Concho Resources, Inc. (a)	61,421	5,820
Kosmos Energy Ltd. (a)	262,947	2,995
Markwest Energy Partners LP	44,560	2,425
Noble Energy, Inc.	25,300	2,346
Phillips 66	102,800	4,767
Pioneer Natural Resources Co.	40,100	4,186
Targa Resources Corp.	59,651	3,003
The Williams Companies, Inc.	171,600	6,001
Valero Energy Corp.	150,107	4,755
		40,566
TOTAL ENERGY		76,470
FINANCIALS - 2.2%
Capital Markets - 0.4%
GP Investments Ltd. (depositary receipt) (a)	362,094	775
Invesco Ltd.	151,821	3,794
		4,569
Commercial Banks - 0.2%
First Republic Bank	50,776	1,750
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.3%
Mahindra & Mahindra Financial Services Ltd. (a)	75,209	$ 1,276
Shriram Transport Finance Co. Ltd.	161,708	1,894
		3,170
Real Estate Investment Trusts - 1.3%
American Tower Corp.	141,928	10,132
Public Storage	19,730	2,746
		12,878
TOTAL FINANCIALS		22,367
HEALTH CARE - 9.8%
Biotechnology - 3.4%
Aegerion Pharmaceuticals, Inc. (a)	32,100	476
Amgen, Inc.	94,200	7,943
AVEO Pharmaceuticals, Inc. (a)(d)	217,061	2,260
Biogen Idec, Inc. (a)	78,279	11,682
Biovitrum AB (a)	460,826	2,582
Cytokinetics, Inc.	480,700	400
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	11
Gilead Sciences, Inc. (a)	117,384	7,786
Grifols SA ADR	48,249	1,102
		34,242
Health Care Equipment & Supplies - 0.5%
Align Technology, Inc. (a)	29,809	1,102
Conceptus, Inc. (a)	38,000	772
Edwards Lifesciences Corp. (a)	6,200	666
The Cooper Companies, Inc.	27,757	2,622
		5,162
Health Care Providers & Services - 3.4%
Apollo Hospitals Enterprise Ltd. (a)	66,024	912
Express Scripts Holding Co. (a)	507,433	31,801
Qualicorp SA (a)	160,700	1,570
		34,283
Health Care Technology - 0.1%
Cerner Corp. (a)	14,500	1,122
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	22,700	1,094
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.3%
Novo Nordisk A/S Series B	47,877	$ 7,535
Valeant Pharmaceuticals International, Inc. (Canada) (a)(d)	279,225	15,411
		22,946
TOTAL HEALTH CARE		98,849
INDUSTRIALS - 8.5%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	70,544	4,215
Precision Castparts Corp.	45,443	7,423
Textron, Inc.	126,800	3,318
TransDigm Group, Inc. (a)	36,858	5,229
United Technologies Corp.	45,608	3,571
		23,756
Building Products - 0.3%
USG Corp. (a)(d)	135,900	2,983
Commercial Services & Supplies - 0.2%
Aggreko PLC	39,212	1,465
Encore Capital Group, Inc. (a)	32,400	916
		2,381
Electrical Equipment - 1.7%
Hubbell, Inc. Class B	49,049	3,960
Regal-Beloit Corp.	71,191	5,018
Roper Industries, Inc.	72,585	7,976
		16,954
Industrial Conglomerates - 0.5%
Danaher Corp.	95,992	5,294
Machinery - 0.7%
Graco, Inc.	46,623	2,344
Ingersoll-Rand PLC	111,909	5,016
		7,360
Professional Services - 2.2%
Corporate Executive Board Co.	129,478	6,944
Equifax, Inc.	215,903	10,057
IHS, Inc. Class A (a)	56,585	5,509
		22,510
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	23,361	$ 4,868
TOTAL INDUSTRIALS		86,106
INFORMATION TECHNOLOGY - 37.2%
Communications Equipment - 3.7%
QUALCOMM, Inc.	500,939	31,304
Riverbed Technology, Inc. (a)	264,738	6,160
		37,464
Computers & Peripherals - 14.0%
Apple, Inc.	196,302	130,981
SanDisk Corp. (a)	270,678	11,756
		142,737
Electronic Equipment & Components - 0.4%
InvenSense, Inc. (d)	345,727	4,131
Internet Software & Services - 7.4%
Baidu.com, Inc. sponsored ADR (a)	43,860	5,124
Bankrate, Inc. (a)	204,285	3,183
Blucora, Inc. (a)	172,485	3,072
CoStar Group, Inc. (a)	29,550	2,410
eBay, Inc. (a)	154,522	7,480
Google, Inc. Class A (a)	25,123	18,955
Liquidity Services, Inc. (a)	156,367	7,851
MercadoLibre, Inc. (d)	66,958	5,527
Rackspace Hosting, Inc. (a)	35,900	2,373
SPS Commerce, Inc. (a)	81,291	3,127
VeriSign, Inc. (a)	324,124	15,782
		74,884
IT Services - 2.4%
Cardtronics, Inc. (a)	75,388	2,245
ExlService Holdings, Inc. (a)	39,323	1,160
Gartner, Inc. Class A (a)	21,900	1,009
Heartland Payment Systems, Inc.	149,504	4,736
Visa, Inc. Class A	110,782	14,876
		24,026
Semiconductors & Semiconductor Equipment - 3.7%
Altera Corp.	70,618	2,400
ASML Holding NV	271,534	14,576
Avago Technologies Ltd.	194,509	6,782
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A	259,148	$ 8,961
Ezchip Semiconductor Ltd. (a)	83,166	2,544
MagnaChip Semiconductor Corp. (a)	189,252	2,233
		37,496
Software - 5.6%
ANSYS, Inc. (a)	62,112	4,559
BroadSoft, Inc. (a)	27,377	1,123
Citrix Systems, Inc. (a)	159,059	12,179
Computer Modelling Group Ltd.	130,500	2,563
Intuit, Inc.	71,493	4,210
Red Hat, Inc. (a)	68,000	3,872
salesforce.com, Inc. (a)	91,566	13,981
SolarWinds, Inc. (a)	143,527	8,000
VMware, Inc. Class A (a)	67,375	6,518
		57,005
TOTAL INFORMATION TECHNOLOGY		377,743
MATERIALS - 2.5%
Chemicals - 2.3%
Albemarle Corp.	17,200	906
FMC Corp.	133,146	7,374
Monsanto Co.	122,353	11,137
Sherwin-Williams Co.	28,300	4,214
		23,631
Construction Materials - 0.1%
James Hardie Industries NV sponsored ADR	22,300	1,009
Metals & Mining - 0.1%
Kenmare Resources PLC (a)	1,214,702	771
TOTAL MATERIALS		25,411
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
SBA Communications Corp. Class A (a)	123,912	7,794
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.2%
Electric Utilities - 0.2%
ITC Holdings Corp.	28,331	$ 2,141
TOTAL COMMON STOCKS (Cost $788,012)		995,094
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.17% (b)	13,595,482	13,595
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	33,730,975	33,731
TOTAL MONEY MARKET FUNDS (Cost $47,326)		47,326
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $835,338)		1,042,420
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(27,730)
NET ASSETS - 100%		$ 1,014,690
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,653,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14
Fidelity Securities Lending Cash Central Fund	352
Total	$ 366
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 180,204	$ 180,204	$ -	$ -
Consumer Staples	118,009	118,009	-	-
Energy	76,470	76,470	-	-
Financials	22,367	22,367	-	-
Health Care	98,849	91,303	7,546	-
Industrials	86,106	86,106	-	-
Information Technology	377,743	377,743	-	-
Materials	25,411	25,411	-	-
Telecommunication Services	7,794	7,794	-	-
Utilities	2,141	2,141	-	-
Money Market Funds	47,326	47,326	-	-
Total Investments in Securities:	$ 1,042,420	$ 1,034,874	$ 7,546	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $838,212,000. Net unrealized appreciation aggregated $204,208,000, of which $225,945,000 related to appreciated investment securities and $21,737,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2012